ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations1 [Abstract]
Disclosure of detailed information about business combinations
The purchase price equation, subject to finalization, is based on assessed fair values and is as follows:

($ millions)	October 2, 2017
Purchase Price Consideration
Common shares	4,356
Cash	1,522
Preferred shares	522
6,400

Current assets	303
Investments in equity accounted investees	6,115
Property, plant and equipment	612
Intangibles and other long term assets	175
Goodwill	1,774
Current liabilities	(192)
Long term debt	(993)
Deferred tax liabilities	(1,203)
Decommissioning provision	(10)
Other long term liabilities	(121)
Non-controlling interest	(60)
6,400